Risk and Uncertainities	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Risk and Uncertainities
Concentration Risk

10. Risks & Uncertainties

The Company extends credit to customers on an unsecured basis in the normal course of business. The Company’s policy is to perform an analysis of the recoverability of its receivables at the end of each reporting period and to establish allowances where appropriate. The Company analyzes historical bad debts and contract losses, customer concentrations, and customer credit-worthiness when evaluating the adequacy of the allowances.

During the three months ended March 31, 2022 and 2021, the Company had three and two customers which accounted for 89% and 84%, respectively, of total invoiced amounts, which are recorded as deferred revenues and amortized over the related service period to revenues.

As of March 31, 2022 and December 31, 2021, the Company had one and one customers, respectively, which accounted for 28% and 99%, respectively, of the net accounts receivable balance.

13. Risks and Uncertainties

The Company extends credit to customers on an unsecured basis in the normal course of business. The Company’s policy is to perform an analysis of the recoverability of its receivables at the end of each reporting period and to establish allowances where appropriate. The Company analyzes historical bad debts and contract losses, customer concentrations, and customer credit-worthiness when evaluating the adequacy of the allowances.

During the year ended December 31, 2021 and 2020, the Company had two and two customers which accounted for 56% and 61%, respectively, of total invoiced amounts, which are recorded as deferred revenues and amortized over the related service period to revenues.

As of December 31, 2021 and 2020, the Company had one and three customers, respectively, which accounted for 99% and 99%, respectively, of the gross accounts receivable balance.